Equipment (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2013	Jan. 31, 2013
Schedule of Property, Plant and Equipment [Table Text Block]
	July 31,	January 31,
	2013	2013

Furniture & equipment	$1,380	$1,380
Computer equipment	4,534	3,554
	5,914	4,934
Less: Accumulated depreciation	(3,730)	(3,092)

	$2,184	$1,842

January 31,	2013	2012

Furniture & equipment	$1,380	$1,408
Computer equipment	3,554	1,169

Less: Accumulated depreciation	(3,092)	(1,206)

	$1,842	$1,371